Related parties - Transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related parties
Sales	$ 6,177	$ 2,327	$ 2,263
Purchases	32,133	20,614	61,094
Financial results			1,012
Votorantim S.A.
Related parties
Sales	26
Purchases	6,176	3,649	3,651
Andrade Gutierrez Engenharia S.A.
Related parties
Purchases	5,046
Andrade Gutierrez Engenharia S.A. | Mining development services agreement
Related parties
Notional amount	65,944
Companhia Brasileira de Aluminio
Related parties
Sales	2,157	39	2,125
Purchases	1,964	1,626	36,912
Financial results			1,012
Votener Votorantim Comercializadora de Energia Ltda.
Related parties
Sales	3,288	2,115
Purchases	9,596	10,054	13,510
Votorantim Cimentos S.A.
Related parties
Sales	196	173	138
Purchases	2,186	365	365
Votorantim International CSC S.A.C
Related parties
Purchases	5,584	4,136	5,522
Other
Related parties
Sales	510
Purchases	$ 1,581	$ 784	$ 1,134